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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen Equity Index Fund, Evergreen Strategic Value Fund, for the quarter ended April 30, 2006. These two series have a July 31 fiscal year end.

Date of reporting period:        April 30, 2006

Item 1 – Schedule of Investments

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 10.4%
Auto Components 0.2%
Cooper Tire & Rubber Co. þ	4,810	$61,087
Goodyear Tire & Rubber Co. * þ	13,881	194,334
Johnson Controls, Inc	15,229	1,241,925

		1,497,346

Automobiles 0.3%
Ford Motor Co. þ	146,204	1,016,118
General Motors Corp. þ	44,353	1,014,797
Harley-Davidson, Inc. þ	21,375	1,086,705

		3,117,620

Distributors 0.1%
Genuine Parts Co	13,562	591,981

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *	11,028	602,570
H&R Block, Inc	25,697	586,662

		1,189,232

Hotels, Restaurants & Leisure 1.5%
Carnival Corp	34,052	1,594,315
Darden Restaurants, Inc	10,315	408,474
Harrah’s Entertainment, Inc	14,438	1,178,718
Hilton Hotels Corp	25,847	696,318
International Game Technology	26,445	1,003,059
Marriott International, Inc., Class A	12,724	929,743
McDonald’s Corp	98,559	3,407,185
Starbucks Corp. *	59,870	2,231,355
Starwood Hotels & Resorts Worldwide, Inc	16,928	971,329
Wendy’s International, Inc	8,966	553,919
Yum! Brands, Inc	21,633	1,117,993

		14,092,408

Household Durables 0.7%
Black & Decker Corp	6,069	568,119
Centex Corp	9,629	535,372
D.R. Horton, Inc	21,318	639,966
Fortune Brands, Inc	11,478	921,683
Harman International Industries, Inc	5,149	453,061
KB Home	6,028	371,144
Leggett & Platt, Inc	14,305	379,512
Lennar Corp., Class A	10,751	590,552
Newell Rubbermaid, Inc. þ	21,529	590,325
Pulte Homes, Inc	16,781	626,770
Snap-On, Inc	4,573	189,780
Stanley Works	5,682	296,885
Whirlpool Corp	6,100	547,448

		6,710,617

Internet & Catalog Retail 0.4%
Amazon.com, Inc. * þ	24,197	851,976
eBay, Inc. *	90,470	3,113,073

		3,965,049

Leisure Equipment & Products 0.2%
Brunswick Corp. þ	7,453	292,307
Eastman Kodak Co. þ	22,526	607,301
Hasbro, Inc	13,960	275,151
Mattel, Inc	30,489	493,312

		1,668,071

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media 3.3%
CBS Corp., Class B	60,604	$1,543,584
Clear Channel Communications, Inc	40,535	1,156,463
Comcast Corp., Class A *	167,732	5,191,305
Dow Jones & Co., Inc. þ	4,630	171,171
E.W. Scripps Co., Class A	6,672	307,446
Gannett Co., Inc	18,672	1,026,960
Interpublic Group of Cos. * þ	34,689	332,321
Knight Ridder, Inc	5,255	325,810
McGraw-Hill Cos	28,798	1,602,897
Meredith Corp	3,284	162,886
New York Times Co., Class A þ	11,387	282,284
News Corp., Class A	188,269	3,230,696
Omnicom Group, Inc	14,023	1,262,210
Time Warner, Inc	353,350	6,148,290
Tribune Co. þ	20,534	591,995
Univision Communications, Inc., Class A *	17,536	625,860
Viacom, Inc., Class B	60,608	2,414,017
Walt Disney Co	151,043	4,223,162

		30,599,357

Multi-line Retail 1.1%
Big Lots, Inc. * þ	8,936	129,125
Dillard’s, Inc., Class A þ	4,831	125,993
Dollar General Corp	24,833	433,584
Family Dollar Stores, Inc	12,178	304,450
Federated Department Stores, Inc	21,350	1,662,098
J.C. Penney Co., Inc	18,215	1,192,354
Kohl’s Corp. *	27,039	1,509,858
Nordstrom, Inc	17,145	657,168
Sears Holdings Corp. *	7,828	1,124,805
Target Corp	68,954	3,661,457

		10,800,892

Specialty Retail 2.2%
AutoNation, Inc. *	11,501	259,003
AutoZone, Inc. *	4,333	405,612
Bed, Bath & Beyond, Inc. *	21,996	843,547
Best Buy Co., Inc	31,893	1,807,057
Circuit City Stores, Inc	11,941	343,304
Gap, Inc	45,015	814,321
Home Depot, Inc	166,608	6,652,657
Limited Brands, Inc	27,312	700,280
Lowe’s Cos	61,326	3,866,604
Office Depot, Inc. *	23,191	941,091
OfficeMax, Inc	5,557	215,056
RadioShack Corp	10,559	179,503
Sherwin-Williams Co	8,698	443,076
Staples, Inc	57,150	1,509,332
Tiffany & Co. þ	11,156	389,233
TJX Cos	36,132	871,865

		20,241,541

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	30,067	$992,813
Jones Apparel Group, Inc	8,957	307,673
Liz Claiborne, Inc	8,245	321,967
NIKE, Inc., Class B	14,844	1,214,833
VF Corp	6,912	422,945

		3,260,231

CONSUMER STAPLES 9.2%
Beverages 2.0%
Anheuser-Busch Companies, Inc	60,890	2,714,476
Brown-Forman Corp., Class B	6,522	485,889
Coca-Cola Co	161,570	6,779,477
Coca-Cola Enterprises, Inc	23,797	464,755
Constellation Brands, Inc., Class A *	15,462	381,911
Molson Coors Brewing Co., Class B	4,502	332,518
Pepsi Bottling Group, Inc	10,606	340,453
PepsiCo, Inc	129,940	7,567,706

		19,067,185

Food & Staples Retailing 2.3%
Albertsons, Inc	28,925	732,670
Costco Wholesale Corp	37,110	2,019,897
CVS Corp	64,110	1,905,349
Kroger Co. *	56,900	1,152,794
Safeway, Inc	35,270	886,335
SUPERVALU, Inc	10,681	309,856
Sysco Corp	48,573	1,451,847
Wal-Mart Stores, Inc	195,925	8,822,503
Walgreen Co	79,378	3,328,320
Whole Foods Market, Inc	10,896	668,796

		21,278,367

Food Products 1.1%
Archer-Daniels-Midland Co	51,278	1,863,443
Campbell Soup Co	14,453	464,519
ConAgra Foods, Inc	40,726	923,666
Dean Foods Co. *	10,642	421,530
General Mills, Inc	27,935	1,378,313
H.J. Heinz Co	26,275	1,090,675
Hershey Co	14,056	749,747
Kellogg Co	19,717	913,094
McCormick & Co., Inc	10,401	362,267
Sara Lee Corp	59,618	1,065,374
Tyson Foods, Inc., Class A	19,762	288,525
Wm. Wrigley Jr. Co	13,918	655,120
Wm. Wrigley Jr. Co., Class B	3,480	163,884

		10,340,157

Household Products 2.2%
Clorox Co	11,773	755,591
Colgate-Palmolive Co	40,419	2,389,571
Kimberly-Clark Corp	36,144	2,115,508
Procter & Gamble Co	257,965	15,016,143

		20,276,813

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.2%
Alberto-Culver Co	5,925	$266,447
Avon Products, Inc	35,333	1,152,209
Estee Lauder Cos., Class A	9,346	346,924

		1,765,580

Tobacco 1.4%
Altria Group, Inc	163,679	11,974,756
Reynolds American, Inc. þ	6,709	735,642
UST, Inc. þ	12,829	563,578

		13,273,976

ENERGY 9.9%
Energy Equipment & Services 2.1%
Baker Hughes, Inc	26,844	2,169,800
BJ Services Co	25,424	967,383
Halliburton Co	40,489	3,164,215
Nabors Industries, Ltd. *	24,786	925,261
National Oilwell Varco, Inc. *	13,703	945,096
Noble Corp	10,757	849,158
Rowan Companies, Inc	8,573	380,041
Schlumberger, Ltd	92,684	6,408,172
Transocean, Inc. *	25,566	2,072,636
Weatherford International, Ltd. *	27,357	1,448,006

		19,329,768

Oil, Gas & Consumable Fuels 7.8%
Amerada Hess Corp	6,277	899,306
Anadarko Petroleum Corp	18,073	1,894,412
Apache Corp	25,906	1,840,362
Chesapeake Energy Corp	29,303	928,319
Chevron Corp	174,598	10,653,970
ConocoPhillips	129,385	8,655,878
Devon Energy Corp	34,655	2,083,112
El Paso Corp. þ	51,703	667,486
EOG Resources, Inc	19,023	1,335,985
Exxon Mobil Corp	478,919	30,210,210
Hugoton Royalty Trust # +	1,698	46,942
Kerr-McGee Corp	9,097	908,426
Kinder Morgan, Inc	8,254	726,517
Marathon Oil Corp	28,769	2,283,108
Murphy Oil Corp	12,951	649,881
Occidental Petroleum Corp	33,785	3,471,071
Sunoco, Inc	10,444	846,382
Valero Energy Corp	48,771	3,157,435
Williams Cos	46,639	1,022,793
XTO Energy, Inc	28,485	1,206,340

		73,487,935

FINANCIALS 21.6%
Capital Markets 3.6%
Ameriprise Financial, Inc	19,658	964,028
Bank of New York Co	60,496	2,126,434
Bear Stearns Cos	9,362	1,334,178
Charles Schwab Corp	80,928	1,448,611
E*TRADE Financial Corp. *	32,777	815,492
Federated Investors, Inc., Class B	6,607	231,906
Franklin Resources, Inc	11,969	1,114,553

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Goldman Sachs Group, Inc	34,196	$5,481,277
Janus Capital Group, Inc	16,845	327,804
Legg Mason, Inc	9,714	1,150,915
Lehman Brothers Holdings, Inc	21,208	3,205,589
Mellon Financial Corp	32,498	1,222,900
Merrill Lynch & Co., Inc	72,023	5,492,474
Morgan Stanley	84,217	5,415,153
Northern Trust Corp	14,529	855,613
State Street Corp	26,117	1,705,962
T. Rowe Price Group, Inc	10,356	871,872

		33,764,761

Commercial Banks 6.2%
AmSouth Bancorp	27,103	784,361
Bank of America Corp	364,288	18,185,275
BB&T Corp	41,993	1,803,179
Comerica, Inc	12,767	726,059
Compass Bancshares, Inc	9,694	532,782
Fifth Third Bancorp	43,577	1,761,382
First Horizon National Corp. þ	9,882	419,195
Huntington Bancshares, Inc	19,508	471,118
KeyCorp	31,776	1,214,479
M&T Bank Corp	6,223	743,026
Marshall & Ilsley Corp	17,414	796,168
National City Corp	42,932	1,584,191
North Fork Bancorp	37,308	1,124,090
PNC Financial Services Group, Inc	22,920	1,638,092
Regions Financial Corp. þ	35,792	1,306,766
SunTrust Banks, Inc	29,080	2,248,756
Synovus Financial Corp	24,568	687,904
U.S. Bancorp	141,243	4,440,680
Wachovia Corp. °	127,256	7,616,272
Wells Fargo & Co	131,440	9,028,614
Zions Bancorp	8,186	679,684

		57,792,073

Consumer Finance 1.0%
American Express Co	97,070	5,223,337
Capital One Financial Corp	23,616	2,046,090
SLM Corp	32,730	1,730,762

		9,000,189

Diversified Financial Services 3.7%
CIT Group, Inc	15,668	846,229
Citigroup, Inc	391,467	19,553,777
JPMorgan Chase & Co	273,372	12,405,621
Moody’s Corp	19,079	1,183,089
Principal Financial Group, Inc	21,921	1,124,766

		35,113,482

Insurance 4.6%
ACE, Ltd	25,280	1,404,051
AFLAC, Inc	39,072	1,857,483
Allstate Corp	50,586	2,857,603
Ambac Financial Group, Inc	8,276	681,611
American International Group, Inc	203,573	13,283,138
AON Corp	25,251	1,058,270

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Chubb Corp	31,358	$1,616,191
Cincinnati Financial Corp	13,655	582,249
Genworth Financial, Inc., Class A	29,550	981,060
Hartford Financial Services Group, Inc	23,722	2,180,764
Lincoln National Corp. þ	22,376	1,299,588
Loews Corp	10,643	1,129,755
Marsh & McLennan Cos	42,901	1,315,774
MBIA, Inc	10,510	626,711
MetLife, Inc	59,447	3,097,189
Progressive Corp. þ	15,428	1,674,401
Prudential Financial, Inc	38,823	3,033,241
SAFECO Corp	9,668	501,769
St. Paul Travelers Companies, Inc	54,580	2,403,157
Torchmark Corp	8,123	488,274
UnumProvident Corp. þ	23,422	475,701
XL Capital, Ltd., Class A	13,680	901,375

		43,449,355

Real Estate 0.9%
Apartment Investment & Management Co., Class A REIT	7,574	338,482
Archstone-Smith Trust REIT	16,730	817,762
Boston Properties, Inc. REIT	7,037	621,156
Equity Office Properties Trust REIT	29,122	940,641
Equity Residential REIT	22,778	1,022,049
Kimco Realty Corp. REIT	16,667	618,846
Plum Creek Timber Co., Inc. REIT	14,456	524,753
Prologis REIT	19,097	959,051
Public Storage, Inc. REIT	6,485	498,567
Simon Property Group, Inc. REIT	14,347	1,174,739
Vornado Realty Trust REIT	9,307	890,121

		8,406,167

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp	47,293	1,922,933
Fannie Mae	75,913	3,841,198
Freddie Mac	54,195	3,309,147
Golden West Financial Corp	20,083	1,443,365
MGIC Investment Corp. þ	6,862	485,144
Sovereign Bancorp, Inc. þ	28,012	621,026
Washington Mutual, Inc	77,768	3,504,226

		15,127,039

HEALTH CARE 12.1%
Biotechnology 1.2%
Amgen, Inc. *	91,656	6,205,111
Applera Corp. - Applied Biosystems Group	14,374	414,546
Biogen Idec, Inc. *	26,988	1,210,412
Genzyme Corp. *	20,375	1,246,135
Gilead Sciences, Inc. *	36,257	2,084,778
MedImmune, Inc. *	20,036	630,533

		11,791,515

Health Care Equipment & Supplies 1.9%
Bausch & Lomb, Inc. þ	4,217	206,422
Baxter International, Inc	50,861	1,917,460
Becton, Dickinson & Co	19,399	1,222,913

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Biomet, Inc	19,413	$721,775
Boston Scientific Corp. *	91,039	2,115,747
C.R. Bard, Inc	8,157	607,370
Fisher Scientific International, Inc. *	9,678	682,783
Hospira, Inc. *	12,616	486,347
Medtronic, Inc	94,666	4,744,660
Millipore Corp. *	4,084	301,318
PerkinElmer, Inc	10,258	219,932
St. Jude Medical, Inc. *	28,751	1,135,089
Stryker Corp	22,918	1,002,662
Thermo Electron Corp. *	12,719	490,190
Waters Corp. *	8,197	371,488
Zimmer Holdings, Inc. *	19,433	1,222,336

		17,448,492

Health Care Providers & Services 2.7%
Aetna, Inc	44,478	1,712,403
AmerisourceBergen Corp	16,393	707,358
Cardinal Health, Inc	33,094	2,228,881
Caremark Rx, Inc. *	35,187	1,602,768
CIGNA Corp	9,495	1,015,965
Coventry Health Care, Inc. *	12,574	624,550
Express Scripts, Inc. *	11,480	897,047
HCA, Inc	31,994	1,404,217
Health Management Associates, Inc	18,874	390,880
Humana, Inc. *	12,822	579,298
IMS Health, Inc	15,627	424,742
Laboratory Corporation of America Holdings *	9,827	561,122
Manor Care, Inc	6,202	271,958
McKesson Corp	24,010	1,166,646
Medco Health Solutions, Inc. *	23,875	1,270,866
Patterson Companies, Inc. *	10,874	354,275
Quest Diagnostics, Inc	12,759	711,059
Tenet Healthcare Corp. *	36,886	306,891
UnitedHealth Group, Inc	106,374	5,291,043
WellPoint, Inc. *	51,764	3,675,244

		25,197,213

Pharmaceuticals 6.3%
Abbott Laboratories	120,674	5,157,607
Allergan, Inc	11,894	1,221,752
Barr Pharmaceuticals, Inc. *	8,295	502,262
Bristol-Myers Squibb Co	153,650	3,899,637
Eli Lilly & Co	88,624	4,689,982
Forest Laboratories, Inc. *	25,560	1,032,113
Johnson & Johnson	233,413	13,680,336
King Pharmaceuticals, Inc. *	18,986	330,166
Merck & Co., Inc	171,529	5,904,028
Mylan Laboratories, Inc	17,145	374,447
Pfizer, Inc	577,083	14,617,512
Schering-Plough Corp	116,035	2,241,796
Watson Pharmaceuticals, Inc. *	7,971	226,695
Wyeth	105,416	5,130,597

		59,008,930

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.5%
Aerospace & Defense 2.4%
Boeing Co	62,774	$5,238,490
General Dynamics Corp	31,395	2,060,140
Goodrich Corp	9,679	430,716
Honeywell International, Inc	65,145	2,768,663
L-3 Communications Holdings, Inc	9,511	777,049
Lockheed Martin Corp	28,099	2,132,714
Northrop Grumman Corp	27,506	1,840,151
Raytheon Co	34,989	1,548,963
Rockwell Collins Corp	13,512	772,886
United Technologies Corp	79,640	5,002,188

		22,571,960

Air Freight & Logistics 1.1%
FedEx Corp	23,833	2,743,893
Ryder System, Inc	4,771	248,808
United Parcel Service, Inc., Class B	85,655	6,944,051

		9,936,752

Airlines 0.1%
Southwest Airlines Co	55,536	900,794

Building Products 0.2%
American Standard Companies, Inc	13,980	608,549
Masco Corp	32,650	1,041,535

		1,650,084

Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. *	18,960	268,473
Avery Dennison Corp	8,664	541,500
Cendant Corp	79,072	1,378,225
Cintas Corp	10,806	453,636
Equifax, Inc	10,150	391,181
Monster Worldwide, Inc. *	9,917	569,236
Pitney Bowes, Inc	17,802	745,014
R.R. Donnelley & Sons Co	16,938	570,641
Robert Half International, Inc	13,450	568,531
Waste Management, Inc	43,317	1,622,655

		7,109,092

Construction & Engineering 0.1%
Fluor Corp. þ	6,810	632,717

Electrical Equipment 0.5%
American Power Conversion Corp	13,480	299,795
Cooper Industries, Inc., Class A	7,200	658,440
Emerson Electric Co	32,267	2,741,082
Rockwell Automation, Inc	13,900	1,007,194

		4,706,511

Industrial Conglomerates 4.1%
3M Co	59,214	5,058,652
General Electric Co	817,508	28,277,602
Textron, Inc	10,382	933,861
Tyco International, Ltd	158,067	4,165,065

		38,435,180

Machinery 1.5%
Caterpillar, Inc	52,616	3,985,136
Cummins, Inc. þ	3,644	380,798
Danaher Corp	18,606	1,192,831

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery continued
Deere & Co	18,580	$1,630,952
Dover Corp	15,945	793,264
Eaton Corp	11,678	895,119
Illinois Tool Works, Inc	16,084	1,651,827
Ingersoll-Rand Co., Ltd., Class A	25,684	1,123,675
ITT Industries, Inc	14,487	814,604
Navistar International Corp. *	4,839	127,653
Paccar, Inc	13,277	955,014
Pall Corp	9,798	295,704
Parker Hannifin Corp	9,390	761,059

		14,607,636

Road & Rail 0.8%
Burlington Northern Santa Fe Corp	29,251	2,326,332
CSX Corp	17,210	1,178,713
Norfolk Southern Corp	32,332	1,745,928
Union Pacific Corp	20,779	1,895,253

		7,146,226

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc	5,997	461,289

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 3.0%
ADC Telecommunications, Inc. * þ	9,184	205,630
Andrew Corp. *	12,497	132,218
Avaya, Inc. * þ	32,708	392,496
Ciena Corp. * þ	45,674	186,807
Cisco Systems, Inc. *	482,388	10,106,029
Comverse Technology, Inc. *	15,843	358,844
Corning, Inc. *	121,251	3,350,165
JDS Uniphase Corp. *	131,466	458,816
Lucent Technologies, Inc. * þ	350,518	977,945
Motorola, Inc	196,044	4,185,540
QUALCOMM, Inc	129,903	6,669,220
Tellabs, Inc. *	35,324	559,885

		27,583,595

Computers & Peripherals 3.6%
Apple Computer, Inc. *	66,797	4,701,841
Dell, Inc. *	184,586	4,836,153
EMC Corp. *	186,408	2,518,372
Gateway, Inc. * þ	20,728	45,602
Hewlett-Packard Co	221,833	7,202,917
International Business Machines Corp	122,924	10,121,562
Lexmark International, Inc., Class A *	8,493	413,609
NCR Corp. *	14,274	562,396
Network Appliance, Inc. *	29,346	1,087,856
QLogic Corp. *	12,655	263,351
SanDisk Corp. *	14,440	921,705
Sun Microsystems, Inc. *	271,445	1,357,225

		34,032,589

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	33,628	1,291,988
Jabil Circuit, Inc. *	13,693	533,890
Molex, Inc	11,175	414,816

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Sanmina-SCI Corp. *	41,738	$216,620
Solectron Corp. *	71,729	286,916
Symbol Technologies, Inc	19,842	211,317
Tektronix, Inc	6,401	226,083

		3,181,630

Internet Software & Services 1.1%
Google, Inc., Class A *	15,852	6,625,185
VeriSign, Inc. *	19,182	451,161
Yahoo!, Inc. *	98,970	3,244,236

		10,320,582

IT Services 1.0%
Affiliated Computer Services, Inc., Class A *	9,217	513,940
Automatic Data Processing, Inc	45,455	2,003,656
Computer Sciences Corp. *	14,627	856,411
Convergys Corp. *	10,967	213,527
Electronic Data Systems Corp	40,353	1,092,759
First Data Corp	60,164	2,869,221
Fiserv, Inc. *	14,470	652,308
Paychex, Inc	26,199	1,058,178
Sabre Holdings Corp., Class A	10,341	238,774
Unisys Corp. *	26,820	167,357

		9,666,131

Office Electronics 0.1%
Xerox Corp. *	73,043	1,025,524

Semiconductors & Semiconductor Equipment 3.0%
Advanced Micro Devices, Inc. *	37,716	1,220,112
Altera Corp. *	28,180	615,451
Analog Devices, Inc	28,716	1,088,911
Applied Materials, Inc	124,435	2,233,608
Applied Micro Circuits Corp. * þ	23,083	84,714
Broadcom Corp., Class A *	34,548	1,420,268
Freescale Semiconductor, Inc., Class B *	32,187	1,019,362
Intel Corp	461,403	9,218,832
KLA-Tencor Corp	15,649	753,656
Linear Technology Corp	23,976	851,148
LSI Logic Corp. * þ	30,721	327,179
Maxim Integrated Products, Inc	25,145	886,613
Micron Technology, Inc. *	52,744	895,066
National Semiconductor Corp	26,469	793,541
Novellus Systems, Inc. *	10,461	258,387
NVIDIA Corp. *	26,850	784,557
PMC-Sierra, Inc. * þ	14,571	181,117
Teradyne, Inc. *	15,537	261,954
Texas Instruments, Inc	125,515	4,356,626
Xilinx, Inc	27,040	748,197

		27,999,299

Software 3.2%
Adobe Systems, Inc	47,043	1,844,086
Autodesk, Inc	18,102	761,008
BMC Software, Inc. *	16,692	359,546
CA, Inc	35,785	907,508
Citrix Systems, Inc. *	13,998	558,800
Compuware Corp. *	30,022	230,569

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Electronic Arts, Inc. *	23,827	$1,353,374
Intuit, Inc. *	13,878	751,771
Microsoft Corp	696,983	16,832,139
Novell, Inc. *	30,544	251,072
Oracle Corp. *	295,546	4,312,016
Parametric Technology Corp. *	8,712	130,157
Symantec Corp. *	81,827	1,340,326

		29,632,372

MATERIALS 3.1%
Chemicals 1.5%
Air Products & Chemicals, Inc	17,461	1,196,428
Ashland, Inc	5,589	367,868
Dow Chemical Co	75,875	3,081,284
E.I. DuPont de Nemours & Co. þ	72,153	3,181,947
Eastman Chemical Co	6,403	348,003
Ecolab, Inc	14,299	540,502
Engelhard Corp. þ	9,706	372,808
Hercules, Inc. *	8,854	125,815
International Flavors & Fragrances, Inc	6,191	218,728
Monsanto Co	21,127	1,761,992
PPG Industries, Inc	12,967	870,345
Praxair, Inc	25,316	1,420,987
Rohm & Haas Co	11,295	571,527
Sigma-Aldrich Corp. þ	5,245	359,859

		14,418,093

Construction Materials 0.1%
Vulcan Materials Co	7,874	668,975

Containers & Packaging 0.2%
Ball Corp	8,179	326,997
Bemis Co., Inc. þ	8,259	259,828
Pactiv Corp. *	11,238	273,533
Sealed Air Corp	6,384	343,778
Temple-Inland, Inc	8,695	403,796

		1,607,932

Metals & Mining 1.0%
Alcoa, Inc	68,377	2,309,775
Allegheny Technologies, Inc	6,781	470,195
Freeport-McMoRan Copper & Gold, Inc., Class B	14,435	932,212
Newmont Mining Corp	35,041	2,044,993
NuCor Corp	12,189	1,326,407
Phelps Dodge Corp	15,963	1,375,851
United States Steel Corp	8,536	584,716

		9,044,149

Paper & Forest Products 0.3%
International Paper Co	38,634	1,404,346
Louisiana-Pacific Corp	8,316	229,355
MeadWestvaco Corp	14,233	405,783
Weyerhaeuser Co	19,079	1,344,497

		3,383,981

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
		Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.4%
AT&T, Inc		304,289	$7,975,415
BellSouth Corp		141,003	4,763,081
CenturyTel, Inc		9,036	340,657
Citizens Communications Co		25,761	342,106
Qwest Communications International, Inc. * þ		121,665	816,372
Verizon Communications, Inc		229,550	7,582,037

			21,819,668

Wireless Telecommunication Services 0.8%
Alltel Corp		30,429	1,958,715
Sprint Nextel Corp		232,723	5,771,530

			7,730,245

UTILITIES 3.2%
Electric Utilities 1.4%
Allegheny Energy, Inc. *		12,798	455,993
American Electric Power Co., Inc		30,879	1,033,211
Edison International		25,553	1,032,597
Entergy Corp		16,301	1,140,092
Exelon Corp		52,331	2,825,874
FirstEnergy Corp		25,869	1,311,817
FPL Group, Inc		31,651	1,253,379
Pinnacle West Capital Corp		7,778	311,898
PPL Corp		29,822	866,031
Progress Energy, Inc		19,787	846,883
Southern Co. þ		58,174	1,874,948

			12,952,723

Gas Utilities 0.0%
Nicor, Inc. þ		3,466	137,288
Peoples Energy Corp. þ		3,008	109,281

			246,569

Independent Power Producers & Energy Traders 0.4%
AES Corp. *		51,449	873,090
Constellation Energy Group, Inc		13,996	768,660
Dynegy, Inc., Class A * þ		23,629	117,436
TXU Corp		36,295	1,801,321

			3,560,507

Multi-Utilities 1.4%
Ameren Corp. þ	þ	16,058	808,842
CenterPoint Energy, Inc. þ		24,322	292,350
CMS Energy Corp. *		17,314	230,623
Consolidated Edison, Inc. þ		19,250	830,060
Dominion Resources, Inc		27,253	2,040,432
DTE Energy Co		13,946	568,718
Duke Energy Corp		97,199	2,830,435
KeySpan Corp		13,692	552,883
NiSource, Inc		21,383	451,395
PG&E Corp. þ		27,083	1,078,987
Public Service Enterprise Group, Inc		19,662	1,232,807
Sempra Energy		20,267	932,687
TECO Energy, Inc		16,339	261,097
Xcel Energy, Inc. þ		31,671	596,682

			12,707,998

Total Common Stocks (cost $513,042,706)			932,394,145

EVERGREEN EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Principal Amount
		Value

SHORT-TERM INVESTMENTS 3.4%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills 4.55%, 07/06/2006 † ƒ	$1,000,000	$991,668

	Shares
		Value

MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund ø	3,596,523	3,596,523
Navigator Prime Portfolio ÞÞ	27,418,483	27,418,483

		31,015,006

Total Short-Term Investments (cost $32,006,674)		32,006,674

Total Investments (cost $545,049,380) 102.9%		964,400,819
Other Assets and Liabilities (2.9%)		(26,759,875)

Net Assets 100.0%		$937,640,944

þ	All or a portion of this security is on loan.
*	Non-income producing security
#	Delayed delivery shares received from spinoff.
+	Security is deemed illiquid and is valued using market quotations when readily available.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corp. with a cost basis of $3,173,546 at April 30, 2006. The Fund earned $63,666 of income from Wachovia Corp. for the period from February 1, 2006 to April 30, 2006.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.
Summary of Abbreviations
REIT	Real Estate Investment Trust
At April 30, 2006, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at April 30, 2006	Unrealized Gain
June 2006	19 S&P 500 Futures	$6,140,148	$6,250,525	$110,377

On April 30, 2006 the aggregate cost of securities for federal income tax purposes was $556,670,557. The gross unrealized appreciation and depreciation on securities based on tax cost was $455,472,798 and $47,742,536, respectively, with a net unrealized appreciation of $407,730,262.

EVERGREEN STRATEGIC VALUE FUND†
SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS 98.8%
CONSUMER DISCRETIONARY 8.7%
Hotels, Restaurants & Leisure 1.5%
Darden Restaurants, Inc	130,807	$5,179,957
Hilton Hotels Corp	102,030	2,748,688

		7,928,645

Household Durables 1.1%
Pulte Homes, Inc	68,245	2,548,951
Whirlpool Corp	32,337	2,902,245

		5,451,196

Media 4.6%
CBS Corp., Class B	70,695	1,800,602
Omnicom Group, Inc	42,823	3,854,498
Time Warner, Inc	498,518	8,674,213
Viacom, Inc., Class B *	69,875	2,783,122
Walt Disney Co	230,595	6,447,436

		23,559,871

Multi-line Retail 1.5%
J.C. Penney Co., Inc	73,420	4,806,073
Nordstrom, Inc	71,238	2,730,553

		7,536,626

CONSUMER STAPLES 5.9%
Beverages 0.9%
Coca-Cola Enterprises, Inc. Þ	223,167	4,358,451

Food & Staples Retailing 1.6%
Costco Wholesale Corp	49,077	2,671,261
Kroger Co. *	273,927	5,549,761

		8,221,022

Food Products 1.6%
Archer-Daniels-Midland Co	92,139	3,348,331
Dean Foods Co	68,396	2,709,166
Sara Lee Corp	122,596	2,190,790

		8,248,287

Household Products 0.6%
Clorox Co	44,182	2,835,601

Tobacco 1.2%
Altria Group, Inc	86,054	6,295,711

ENERGY 13.7%
Energy Equipment & Services 1.0%
Helmerich & Payne, Inc	69,533	5,057,831

Oil, Gas & Consumable Fuels 12.7%
Amerada Hess Corp	30,522	4,372,887
Anadarko Petroleum Corp. Þ	37,969	3,979,911
BP plc, ADR	43,557	3,211,022
Chevron Corp	65,758	4,012,553
ConocoPhillips	164,144	10,981,234
Devon Energy Corp	40,502	2,434,575
Exxon Mobil Corp	389,838	24,590,981
Marathon Oil Corp	98,318	7,802,516
Valero Energy Corp	58,892	3,812,668

		65,198,347

1

EVERGREEN STRATEGIC VALUE FUND†
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 35.3%
Capital Markets 5.9%
Bear Stearns Cos	46,079	$6,566,718
Goldman Sachs Group, Inc	60,820	9,748,838
Lehman Brothers Holdings, Inc	66,803	10,097,274
Merrill Lynch & Co., Inc	49,463	3,772,048

		30,184,878

Commercial Banks 7.1%
Bank of America Corp	425,150	21,223,488
U.S. Bancorp	277,606	8,727,933
Wells Fargo & Co	91,127	6,259,513

		36,210,934

Diversified Financial Services 7.4%
CIT Group, Inc	126,468	6,830,537
Citigroup, Inc	448,030	22,379,098
JPMorgan Chase & Co	192,792	8,748,901

		37,958,536

Insurance 7.7%
ACE, Ltd	84,436	4,689,576
Allstate Corp	80,413	4,542,530
Chubb Corp	46,896	2,417,020
Fidelity National Financial, Inc	103,234	4,333,763
First American Corp	122,290	5,209,554
Hartford Financial Services Group, Inc	76,213	7,006,261
MetLife, Inc	87,164	4,541,244
St. Paul Travelers Companies, Inc	150,615	6,631,579

		39,371,527

Real Estate 2.8%
Host Hotels & Resorts, Inc. REIT	156,850	3,296,987
HRPT Properties Trust REIT Þ	362,910	3,984,752
Simon Property Group, Inc. REIT	46,937	3,843,202
Trizec Properties, Inc. REIT	122,763	3,071,530

		14,196,471

Thrifts & Mortgage Finance 4.4%
Countrywide Financial Corp	98,863	4,019,770
Freddie Mac	103,139	6,297,667
IndyMac Bancorp, Inc. Þ	131,868	6,371,862
MGIC Investment Corp. Þ	82,142	5,807,439

		22,496,738

HEALTH CARE 7.1%
Biotechnology 0.5%
Biogen Idec, Inc. *	58,765	2,635,610

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc. *	28,301	1,996,635

Health Care Providers & Services 2.0%
CIGNA Corp	27,710	2,964,970
Community Health Systems, Inc. *	85,889	3,112,618
McKesson Corp	87,336	4,243,656

		10,321,244

Pharmaceuticals 4.2%
Johnson & Johnson	87,047	5,101,825
Merck & Co., Inc	128,208	4,412,919
Pfizer, Inc	464,551	11,767,077

		21,281,821

2

EVERGREEN STRATEGIC VALUE FUND†
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 8.3%
Aerospace & Defense 2.7%
General Dynamics Corp	114,929	$7,541,641
Northrop Grumman Corp	96,649	6,465,818

		14,007,459

Air Freight & Logistics 0.7%
Ryder System, Inc	69,385	3,618,428

Commercial Services & Supplies 1.1%
Manpower, Inc	87,217	5,682,188

Industrial Conglomerates 0.8%
General Electric Co	120,617	4,172,142

Machinery 1.9%
Deere & Co	67,308	5,908,296
Paccar, Inc	50,371	3,623,186

		9,531,482

Road & Rail 1.1%
CSX Corp	48,260	3,305,327
YRC Worldwide, Inc * Þ	50,810	2,134,020

		5,439,347

INFORMATION TECHNOLOGY 4.7%
Communications Equipment 0.6%
Harris Corp	31,281	1,456,756
Motorola, Inc	63,697	1,359,931

		2,816,687

Computers & Peripherals 2.0%
Hewlett-Packard Co	219,653	7,132,133
International Business Machines Corp	39,934	3,288,165

		10,420,298

IT Services 1.1%
Computer Sciences Corp. *	38,493	2,253,765
Fiserv, Inc. *	78,258	3,527,871

		5,781,636

Office Electronics 0.4%
Xerox Corp. *	128,162	1,799,395

Semiconductors & Semiconductor Equipment 0.3%
Advanced Micro Devices, Inc. *	50,411	1,630,796

Software 0.3%
Cadence Design Systems, Inc. *	92,942	1,759,392

MATERIALS 4.2%
Chemicals 1.5%
Ashland, Inc	66,607	4,384,073
Scotts Miracle-Gro Co., Class A	77,763	3,441,790

		7,825,863

Metals & Mining 2.1%
NuCor Corp	48,048	5,228,584
Phelps Dodge Corp	65,142	5,614,589

		10,843,173

Paper & Forest Products 0.6%
Louisiana-Pacific Corp	102,597	2,829,625

3

EVERGREEN STRATEGIC VALUE FUND†
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)
		Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 4.4%
AT&T, Inc		441,933	$11,583,064
Qwest Communications International, Inc. * Þ		283,344	1,901,238
Verizon Communications, Inc		268,492	8,868,291

			22,352,593

Wireless Telecommunication Services 0.5%
Sprint Nextel Corp		100,667	2,496,542

UTILITIES 6.0%
Electric Utilities 3.1%
American Electric Power Co., Inc		140,293	4,694,204
Edison International		61,133	2,470,384
FirstEnergy Corp		94,098	4,771,710
Pepco Holdings, Inc		159,830	3,688,876

			15,625,174

Gas Utilities 0.5%
UGI Corp		121,816	2,728,679

Independent Power Producers & Energy Traders 0.8%
TXU Corp		85,984	4,267,386

Multi-Utilities 1.6%
CenterPoint Energy, Inc. Þ		216,980	2,608,099
PG&E Corp. Þ		133,764	5,329,158

			7,937,257

Total Common Stocks (cost $446,858,806)			504,911,524

		Principal Amount
			Value

SHORT-TERM INVESTMENTS 5.2%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 4.54%, 05/11/2006 ƒ †		$1,000,000	998,772

		Shares	Value

MUTUAL FUND SHARES 5.0%
Evergreen Institutional Money Market Fund ø		4,408,210	4,408,210
Navigator Prime Portfolio ÞÞ		21,044,577	21,044,577

			25,452,787

	Total Short-Term Investments (cost $26,451,559)		26,451,559

Total Investments (cost $473,310,365) 104.0%			531,363,083
Other Assets and Liabilities (4.0%)			(20,303,684)

Net Assets 100.0%			$511,059,399

*	Non-income producing security
Þ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ÞÞ	Represents investment of cash collateral received from securities on loan.

4

EVERGREEN STRATEGIC VALUE FUND†
SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

At April 30, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial Contract Amount	Value at April 30, 2006	Unrealized Gain
Expiration	Contracts

June 2006	18 S&P 500 Index Futures	$ 5,866,964	$ 5,917,950	$ 50,986

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $478,199,703. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,333,430 and $9,170,050, respectively, with a net unrealized appreciation of $53,163,380.

†	Effective at the close of business on June 23, 2006, Evergreen Disciplined Value Fund, a series of Evergreen Equity Trust, acquired the net assets of Evergreen Strategic Value Fund in a tax-free exchange for shares of Evergreen Disciplined Value Fund. Shareholders of Class A, Class B, Class C, Class I and Class IS shares of Evergreen Strategic Value Fund received Class A, Class B, Class C, Class I and Class A shares of of Evergreen Disciplined Value Fund.

5

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dennis H. Ferro
Dennis H. Ferro,
Principal Executive Officer

Date:         June 28, 2006

By:	Jeremy DePalma
/s/ Jeremy DePalma
Principal Financial Officer

Date:         June 28, 2006